Employee benefits - Employee benefits - Current and Non-current - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefits [abstract]
Total employee benefits	€ 5,215	€ 5,122	€ 5,295
o/w non-current employee benefits	2,823	2,674	3,029
o/w current employee benefits	€ 2,392	€ 2,448	€ 2,266